Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Mar. 16, 2016
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
CIK	dei_EntityCentralIndexKey	0000747677
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 16, 2016
Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2016
Prospectus Date	rr_ProspectusDate	Sep. 28, 2015